Provisions for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Provisions for expected credit losses
Overlays	$ 720	$ 700	$ 1,136
Potential high consumer stress from rising interest rates, higher inflation, higher unemployment, and other risks
Provisions for expected credit losses
Overlays	489	480	270
Supply chain disruptions and labour shortages
Provisions for expected credit losses
Overlays	100	150	247
Extreme weather events
Provisions for expected credit losses
Overlays	131	70	70
COVID-19 impacts
Provisions for expected credit losses
Overlays	$ 0	$ 0	$ 549